Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL)
(the “Fund”)
a series of Pacer Funds Trust

Supplement dated October 18, 2024 to the Fund’s Summary Prospectus, the Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2024, as previously supplemented
Effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are revised to reflect that the Fund is classified as a diversified fund. The specific changes are shown below.
Summary Prospectus & Prospectus
The following sentence is hereby deleted from the “Principal Investment Strategies of the Fund” section in the Summary Prospectus and Prospectus for the Fund:
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
The risk description below is hereby deleted under the Summary section entitled “Principal Risks of Investing in the Fund” for the Fund.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Supplement Closing [Text Block]	ck0001616668_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF | Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QDPL